Consolidated Statements of Cash Flows (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Step acquisition of subsidiary consolidated for the first time:
Property, plant and equipment	$ (168)
Deferred tax liability	682
Goodwill	(1,112)
In-process research and development ("IPR&D")	(8,800)
Less:	(9,398)
Gain from acquisition of subsidiary consolidated for the first time	478
Non-controlling interest	4,750
Equity investment	4,272
Cash in acquisition of subsidiary consolidated for the first time	$ 102